Income Taxes - Deferred Tax Asset and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax asset:
Unrealized loss on investments	$ 36,085	$ 53,205
Net operating loss carryforward	8,910	8,898
Share-based compensation	6,026	6,320
Unearned premium reserve	3,957	5,264
Accrued expenses	1,369	1,430
Other	1,190	957
Total gross deferred tax asset	57,537	76,074
Less: valuation allowance	(9,169)	(8,888)
Total deferred tax asset	48,368	67,186
Deferred tax liability:
Contingency reserve	(331,342)	(242,192)
Deferred acquisition costs	(13,586)	(12,653)
Capitalized software	(2,496)	(4,737)
Other	(2,517)	(1,463)
Total deferred tax liability	(349,941)	(261,045)
Net deferred income tax (liability)	$ (301,573)	$ (193,859)